UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00215

Fidelity Hastings Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2020

Item 1.

Reports to Stockholders

Fidelity® Series Emerging Markets Debt Fund

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
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Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Countries as of June 30, 2020

(excluding cash equivalents)	% of fund's net assets
Mexico	10.5
Turkey	7.2
United States of America	7.1
Argentina	6.2
Ukraine	5.5

Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Holdings as of June 30, 2020

(by issuer, excluding cash equivalents)	% of fund's net assets
Turkish Republic	6.0
Ukraine Government	5.5
Petroleos Mexicanos	5.3
U.S. Treasury Obligations	5.0
Ministry of Finance of the Russian Federation	4.8
26.6

Asset Allocation (% of fund's net assets)

As of June 30, 2020
Corporate Bonds	30.2%
Government Obligations	58.6%
Preferred Securities	1.9%
Short-Term Investments and Net Other Assets (Liabilities)	9.3%

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 30.2%
		Principal Amount(a)	Value
Argentina - 1.9%
Aeropuertos Argentina 2000 SA:
6.875% 2/1/27 (b)		$109,375	$76,426
9.375% 2/1/27 pay-in-kind (b)(c)		7,360,783	5,798,917
Banco Macro SA 6.75% 11/4/26 (b)(c)		4,110,000	3,311,761
Pan American Energy LLC 7.875% 5/7/21 (b)		135,000	135,253
Tecpetrol SA 4.875% 12/12/22 (b)		500,000	466,241
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		1,440,000	1,232,613
YPF SA:
8.5% 3/23/21 (b)		5,133,000	4,337,385
8.75% 4/4/24 (b)		12,438,000	10,018,809

TOTAL ARGENTINA			25,377,405

Azerbaijan - 0.1%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		1,006,000	1,154,253
Bahrain - 0.3%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		1,881,000	2,014,433
7.625% 11/7/24 (b)		2,220,000	2,404,538

TOTAL BAHRAIN			4,418,971

Belarus - 0.0%
Development Bank of the Republic of Belarus 6.75% 5/2/24 (b)		640,000	610,000
Bermuda - 0.1%
GeoPark Ltd. 6.5% 9/21/24 (b)		1,455,000	1,330,870
Brazil - 0.0%
Embraer SA 5.15% 6/15/22		670,000	650,109
British Virgin Islands - 1.6%
1MDB Global Investments Ltd. 4.4% 3/9/23		21,800,000	20,498,813
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		1,760,000	1,763,520

TOTAL BRITISH VIRGIN ISLANDS			22,262,333

Canada - 0.7%
First Quantum Minerals Ltd. 7.25% 4/1/23 (b)		8,597,000	8,210,135
Frontera Energy Corp. 9.7% 6/25/23 (b)		1,670,000	1,354,266

TOTAL CANADA			9,564,401

Cayman Islands - 0.5%
Comcel Trust 6.875% 2/6/24 (b)		3,125,000	3,195,844
DP World Crescent Ltd. 3.875% 7/18/29 (Reg. S)		970,000	951,813
Embraer Overseas Ltd. 5.696% 9/16/23 (b)		715,000	681,045
NagaCorp Ltd. 9.375% 5/21/21 (b)		735,000	746,025
Odebrecht Finance Ltd. 7.125% 6/26/42 (b)(d)		11,905,000	654,775
Sparc Em Spc 0% 12/5/22 (b)		294,866	283,986

TOTAL CAYMAN ISLANDS			6,513,488

Colombia - 0.0%
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		674,000	673,736
Georgia - 0.6%
Georgia Bank Joint Stock Co. 6% 7/26/23 (b)		4,975,000	4,869,281
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		2,424,000	2,357,339
JSC Georgian Railway 7.75% 7/11/22 (b)		898,000	910,067

TOTAL GEORGIA			8,136,687

Indonesia - 0.5%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (b)(d)		920,000	101,488
PT Adaro Indonesia 4.25% 10/31/24 (b)		3,560,000	3,349,738
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		4,380,000	3,640,875

TOTAL INDONESIA			7,092,101

Ireland - 0.6%
Alfa Bond Issuance PLC 5.95% 4/15/30 (b)(c)		1,295,000	1,283,669
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		4,041,000	4,091,513
Borets Finance DAC 6.5% 4/7/22 (b)		725,000	723,641
CBOM Finance PLC 5.55% 2/14/23 (b)		1,600,000	1,641,000

TOTAL IRELAND			7,739,823

Isle of Man - 0.1%
Sasol Financing International PLC 4.5% 11/14/22		1,015,000	916,241
Kazakhstan - 0.1%
BTA Bank JSC 5.5% 12/21/22 (b)		1,475,862	1,466,638
Luxembourg - 1.1%
CSN Resources SA 7.625% 2/13/23 (b)		9,467,000	8,756,975
Rumo Luxembourg SARL:
5.25% 1/10/28 (b)		790,000	790,000
7.375% 2/9/24 (b)		4,900,000	5,136,425

TOTAL LUXEMBOURG			14,683,400

Malaysia - 0.2%
Petronas Capital Ltd. 3.5% 4/21/30 (b)		2,000,000	2,216,275
Mexico - 7.4%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	110,740,000	4,881,266
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		500,000	519,260
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		1,370,000	1,399,541
Metalsa SA de CV 4.9% 4/24/23 (b)		1,688,000	1,654,240
Pemex Project Funding Master Trust:
6.625% 6/15/35		17,446,000	14,133,115
8.625% 2/1/22		1,197,000	1,251,239
8.625% 12/1/23 (c)		320,000	308,800
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.9646% 3/11/22 (c)(e)		2,448,000	2,359,872
3.5% 1/30/23		4,187,000	3,958,809
4.875% 1/24/22		4,315,000	4,267,805
4.875% 1/18/24		17,292,000	16,627,339
5.375% 3/13/22		1,590,000	1,586,025
5.5% 1/21/21		1,130,000	1,130,353
6.375% 2/4/21		150,000	150,563
6.5% 6/2/41		2,887,000	2,206,300
6.75% 9/21/47		8,407,000	6,454,474
7.69% 1/23/50 (b)		39,423,000	32,888,638
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		13,110,000	5,960,953

TOTAL MEXICO			101,738,592

Mongolia - 0.0%
Development Bank of Mongolia 7.25% 10/23/23 (b)		720,000	692,100
Netherlands - 2.0%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		4,377,000	2,566,016
IHS Netherlands Holdco BV 7.125% 3/18/25 (b)		3,545,000	3,573,803
Metinvest BV 7.75% 4/23/23 (b)		8,178,000	8,085,998
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		15,078,000	3,995,670
Petrobras Global Finance BV:
6.25% 3/17/24		2,725,000	2,885,945
8.75% 5/23/26		805,000	949,900
VTR Finance BV:
6.375% 7/15/28 (b)		1,200,000	1,233,000
6.875% 1/15/24 (b)		4,426,000	4,520,274

TOTAL NETHERLANDS			27,810,606

Nigeria - 0.1%
Fidelity Bank PLC 10.5% 10/16/22 (b)		955,000	969,325
Peru - 0.2%
Telefonica del Peru SA 7.375% 4/10/27 (b)	PEN	10,090,000	2,847,214
Saudi Arabia - 2.4%
Saudi Arabian Oil Co.:
3.5% 4/16/29 (b)		12,054,000	13,010,786
4.25% 4/16/39 (b)		6,685,000	7,470,488
4.375% 4/16/49 (b)		11,201,000	12,625,627

TOTAL SAUDI ARABIA			33,106,901

Singapore - 0.4%
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		5,150,000	5,001,938
South Africa - 2.7%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (b)		34,035,000	32,418,338
6.75% 8/6/23 (b)		4,542,000	4,292,190

TOTAL SOUTH AFRICA			36,710,528

Tunisia - 0.3%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		4,422,000	4,097,259
Turkey - 1.2%
Akbank TAS:
5.125% 3/31/25 (b)		1,450,000	1,362,547
7.2% 3/16/27 (b)(c)		1,450,000	1,390,913
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		4,773,000	4,725,270
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (b)		3,837,000	3,756,663
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(c)		1,385,000	1,293,244
Turkiye Sinai Kalkinma Bankasi A/S 6% 1/23/25 (b)		1,465,000	1,392,666
Turkiye Vakiflar Bankasi TAO 5.75% 1/30/23 (b)		2,075,000	2,017,289

TOTAL TURKEY			15,938,592

Ukraine - 0.0%
VFU Funding PLC (VF Ukraine) 6.2% 2/11/25 (b)		270,000	267,044
United Arab Emirates - 0.2%
ADES International Holding Ltd. 8.625% 4/24/24 (b)		3,015,000	2,773,800
United Kingdom - 2.7%
Biz Finance PLC:
9.625% 4/27/22 (b)		3,125,667	3,193,064
9.75% 1/22/25 (b)		305,000	312,774
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		7,889,000	4,652,045
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		4,557,000	4,532,791
7.625% 11/8/26 (b)		1,235,000	1,200,266
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		1,210,800	1,239,935
Tullow Oil PLC 6.25% 4/15/22 (b)		13,580,000	9,986,257
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (b)		1,658,700	1,666,993
Vedanta Resources PLC:
6.375% 7/30/22 (b)		10,500,000	7,960,313
8.25% 6/7/21 (b)		2,295,000	2,001,699

TOTAL UNITED KINGDOM			36,746,137

United States of America - 2.1%
Azul Investments LLP 5.875% 10/26/24 (b)		4,775,000	2,077,125
Citgo Holding, Inc. 9.25% 8/1/24 (b)		2,682,000	2,668,590
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		9,243,000	9,185,416
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		8,885,000	7,918,756
Stillwater Mining Co. 6.125% 6/27/22 (b)		6,264,000	6,323,430

TOTAL UNITED STATES OF AMERICA			28,173,317

Venezuela - 0.1%
Petroleos de Venezuela SA:
5.375% 4/12/27 (d)		6,115,000	162,048
5.5% 4/12/37 (d)		3,475,000	104,250
6% 5/16/24 (b)(d)		8,980,000	251,440
6% 11/15/26 (b)(d)		15,840,000	459,360
9.75% 5/17/35 (b)(d)		12,585,000	377,550
12.75% 2/17/22 (b)(d)		3,065,000	91,950

TOTAL VENEZUELA			1,446,598

TOTAL NONCONVERTIBLE BONDS
(Cost $477,245,981)			413,126,682

Government Obligations - 58.6%
Argentina - 4.3%
Argentine Republic:
5.625% 1/26/22 (d)		9,935,000	4,098,188
6.875% 4/22/21 (d)		51,229,000	21,324,071
7.5% 4/22/26 (d)		34,229,000	13,755,779
8.28% 12/31/33 (d)		10,211,998	4,557,104
City of Buenos Aires:
7.5% 6/1/27 (Reg. S)		740,000	569,800
8.95% 2/19/21 (b)		1,218,900	1,086,345
Mendoza Province 8.375% 5/19/24 (b)(d)		465,000	219,096
Province of Santa Fe 7% 3/23/23 (b)		7,270,000	4,734,588
Provincia de Cordoba:
7.125% 6/10/21 (b)		9,670,000	5,931,941
7.45% 9/1/24 (b)		4,345,000	2,552,688

TOTAL ARGENTINA			58,829,600

Armenia - 0.0%
Republic of Armenia 7.15% 3/26/25 (b)		370,000	414,747
Azerbaijan - 0.0%
Azerbaijan Republic 4.75% 3/18/24 (b)		25,000	26,656
Barbados - 0.4%
Barbados Government:
6.5% 2/1/21 (b)		1,370,000	1,357,156
6.5% 10/1/29 (b)		5,135,000	4,626,314

TOTAL BARBADOS			5,983,470

Belarus - 0.5%
Belarus Republic 6.875% 2/28/23 (b)		6,525,000	6,531,117
Bermuda - 0.2%
Bermuda Government 4.75% 2/15/29 (b)		2,735,000	3,080,294
Brazil - 2.8%
Brazilian Federative Republic:
2.875% 6/6/25		960,000	946,560
3.875% 6/12/30		995,000	960,175
4.5% 5/30/29		2,855,000	2,936,189
4.75% 1/14/50		5,420,000	5,125,288
5.625% 1/7/41		6,706,000	6,967,953
5.625% 2/21/47		2,183,000	2,277,142
7.125% 1/20/37		2,115,000	2,542,627
8.25% 1/20/34		12,184,000	15,797,318
12.25% 3/6/30		199,000	310,191

TOTAL BRAZIL			37,863,443

Cameroon - 1.0%
Cameroon Republic 9.5% 11/19/25 (b)		14,245,000	14,285,064
Colombia - 0.1%
Colombian Republic 3.125% 4/15/31		1,450,000	1,439,850
Dominican Republic - 2.5%
Dominican Republic:
4.5% 1/30/30 (b)		295,000	266,883
5.5% 1/27/25 (b)		1,835,000	1,854,497
5.875% 1/30/60 (b)		3,525,000	3,028,195
5.95% 1/25/27 (b)		4,186,000	4,210,854
6% 7/19/28 (b)		2,584,000	2,597,728
6.4% 6/5/49 (b)		4,072,000	3,727,153
6.5% 2/15/48 (Reg. S)		475,000	437,148
6.85% 1/27/45 (b)		3,736,000	3,578,388
6.875% 1/29/26 (b)		6,621,000	6,941,705
7.45% 4/30/44 (b)		6,031,000	6,196,853
7.5% 5/6/21 (b)		776,667	801,666

TOTAL DOMINICAN REPUBLIC			33,641,070

Egypt - 3.5%
Arab Republic of Egypt:
5.75% 5/29/24 (b)		980,000	984,288
6.125% 1/31/22 (b)		4,308,000	4,411,661
7.0529% 1/15/32 (b)		830,000	788,500
7.5% 1/31/27 (b)		19,706,000	20,611,244
7.6003% 3/1/29 (b)		9,841,000	10,019,368
7.903% 2/21/48 (b)		2,635,000	2,436,552
8.5% 1/31/47 (b)		7,939,000	7,760,373
8.7002% 3/1/49 (b)		820,000	803,344

TOTAL EGYPT			47,815,330

El Salvador - 0.8%
El Salvador Republic:
7.1246% 1/20/50 (b)		2,327,000	1,896,505
7.625% 9/21/34 (b)		1,700,000	1,453,500
7.625% 2/1/41 (b)		1,260,000	1,065,094
7.75% 1/24/23 (b)		6,810,000	6,348,197

TOTAL EL SALVADOR			10,763,296

Georgia - 0.1%
Georgia Republic 6.875% 4/12/21 (b)		1,605,000	1,633,088
Ghana - 0.5%
Ghana Republic:
7.875% 3/26/27 (b)		2,800,000	2,769,375
8.125% 1/18/26 (b)		3,898,076	3,946,802
9.25% 9/15/22 (b)		265,000	265,000

TOTAL GHANA			6,981,177

Guatemala - 0.2%
Guatemalan Republic:
5.375% 4/24/32 (b)		950,000	1,047,672
5.75% 6/6/22 (b)		1,250,000	1,305,078

TOTAL GUATEMALA			2,352,750

Honduras - 0.3%
Republic of Honduras:
5.625% 6/24/30 (b)		610,000	619,913
8.75% 12/16/20 (b)		3,035,000	3,087,164

TOTAL HONDURAS			3,707,077

Indonesia - 4.3%
Indonesian Republic:
3.85% 10/15/30		2,650,000	2,941,500
4.1% 4/24/28		4,740,000	5,256,956
5.125% 1/15/45 (b)		4,853,000	5,921,139
5.25% 1/17/42 (b)		3,100,000	3,830,438
5.95% 1/8/46 (b)		2,100,000	2,857,009
6.625% 2/17/37 (b)		3,549,000	4,859,912
6.75% 1/15/44 (b)		5,105,000	7,441,553
7.75% 1/17/38 (b)		9,018,000	13,560,818
8.5% 10/12/35 (b)		8,199,000	12,787,878

TOTAL INDONESIA			59,457,203

Iraq - 1.1%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		16,998,000	15,282,264
Ivory Coast - 0.9%
Ivory Coast 5.75% 12/31/32		11,855,720	11,655,655
Jamaica - 0.3%
Jamaican Government:
6.75% 4/28/28		980,000	1,103,725
7.875% 7/28/45		1,685,000	2,057,806
8% 3/15/39		285,000	351,530

TOTAL JAMAICA			3,513,061

Jordan - 0.4%
Jordanian Kingdom:
4.95% 7/7/25 (b)		1,630,000	1,630,000
5.85% 7/7/30 (b)		980,000	980,000
6.125% 1/29/26 (b)		3,195,000	3,361,739

TOTAL JORDAN			5,971,739

Kazakhstan - 0.1%
Kazakhstan Republic 6.5% 7/21/45 (b)		850,000	1,254,547
Lebanon - 0.2%
Lebanese Republic:
5.8% 12/31/49 (d)		5,745,000	1,089,755
6% 1/27/23 (d)		1,587,000	273,758
6.1% 10/4/22 (d)		685,000	119,875
6.375% 12/31/49 (d)		7,477,000	1,383,245

TOTAL LEBANON			2,866,633

Mexico - 3.1%
United Mexican States:
3.25% 4/16/30		3,795,000	3,762,743
3.75% 1/11/28		3,415,000	3,564,406
3.9% 4/27/25		1,460,000	1,565,120
4.5% 4/22/29		1,740,000	1,885,181
4.75% 4/27/32		970,000	1,068,455
5.75% 10/12/2110		12,790,000	14,204,894
6.05% 1/11/40		13,217,000	16,128,870
6.5% 6/9/22	MXN	11,210,000	504,546

TOTAL MEXICO			42,684,215

Morocco - 0.1%
Moroccan Kingdom 5.5% 12/11/42 (b)		920,000	1,123,550
Nigeria - 1.2%
Republic of Nigeria:
6.5% 11/28/27 (b)		3,892,000	3,684,021
6.75% 1/28/21 (b)		410,000	415,509
7.625% 11/21/25 (b)		12,343,000	12,593,717

TOTAL NIGERIA			16,693,247

Oman - 0.7%
Sultanate of Oman:
3.875% 3/8/22 (b)		670,000	660,369
4.125% 1/17/23 (b)		650,000	637,406
4.75% 6/15/26 (b)		3,347,000	3,094,929
5.375% 3/8/27 (b)		3,016,000	2,804,880
6.75% 1/17/48 (b)		3,230,000	2,782,847

TOTAL OMAN			9,980,431

Pakistan - 0.3%
Islamic Republic of Pakistan 8.25% 4/15/24 (b)		1,180,000	1,229,413
The Third Pakistan International Sukuk Co. Ltd.:
5.5% 10/13/21 (b)		1,830,000	1,791,113
5.625% 12/5/22 (b)		1,005,000	977,991

TOTAL PAKISTAN			3,998,517

Papua New Guinea - 0.1%
Papua New Guinea 8.375% 10/4/28 (b)		2,090,000	2,006,400
Paraguay - 0.3%
Republic of Paraguay 4.95% 4/28/31 (b)		3,865,000	4,290,150
Qatar - 3.6%
State of Qatar:
3.75% 4/16/30 (b)		13,745,000	15,682,186
4% 3/14/29 (b)		5,455,000	6,273,250
4.4% 4/16/50 (b)		1,465,000	1,814,769
4.5% 4/23/28 (b)		2,565,000	3,023,494
4.817% 3/14/49 (b)		11,539,000	15,195,421
5.103% 4/23/48 (b)		4,905,000	6,669,267

TOTAL QATAR			48,658,387

Russia - 4.8%
Ministry of Finance of the Russian Federation:
4.375% 3/21/29(Reg. S)		6,600,000	7,491,000
5.1% 3/28/35 (b)		13,200,000	16,314,375
5.1% 3/28/35(Reg. S)		4,600,000	5,685,313
5.25% 6/23/47 (b)		9,800,000	12,945,800
5.25% 6/23/47(Reg. S)		4,000,000	5,284,000
5.625% 4/4/42 (b)		4,000,000	5,423,750
5.875% 9/16/43 (b)		1,850,000	2,602,719
5.875% 9/16/43 (Reg. S)		200,000	281,375
7.25% 5/10/34	RUB	27,920,000	435,468
7.6% 7/20/22	RUB	345,955,000	5,155,042
8.15% 2/3/27	RUB	225,090,000	3,644,106

TOTAL RUSSIA			65,262,948

Rwanda - 0.4%
Rwanda Republic 6.625% 5/2/23 (b)		5,504,000	5,433,480
Saudi Arabia - 0.8%
Kingdom of Saudi Arabia:
3.625% 3/4/28 (b)		2,760,000	3,034,275
4.5% 4/17/30 (b)		2,270,000	2,676,330
4.5% 10/26/46 (b)		906,000	1,040,994
4.625% 10/4/47 (b)		3,580,000	4,170,700

TOTAL SAUDI ARABIA			10,922,299

Senegal - 0.1%
Republic of Senegal 8.75% 5/13/21 (b)		1,095,000	1,132,983
Sri Lanka - 0.5%
Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (b)		7,373,000	6,976,701
Trinidad & Tobago - 0.1%
Republic of Trinidad & Tobago 4.5% 6/26/30 (b)		1,970,000	1,942,913
Turkey - 6.0%
Turkish Republic:
3.25% 3/23/23		19,475,000	18,409,961
4.25% 3/13/25		6,975,000	6,499,828
5.125% 3/25/22		8,099,000	8,106,593
5.25% 3/13/30		2,400,000	2,148,750
5.6% 11/14/24		1,400,000	1,378,563
5.75% 5/11/47		11,725,000	9,599,844
6% 1/14/41		2,392,000	2,065,343
6.25% 9/26/22		24,884,000	25,195,050
6.35% 8/10/24		1,615,000	1,633,673
6.75% 5/30/40		3,312,000	3,123,630
7.25% 12/23/23		2,348,000	2,438,251
7.375% 2/5/25		1,241,000	1,306,928

TOTAL TURKEY			81,906,414

Ukraine - 5.5%
Ukraine Government:
7.375% 9/25/32 (b)		2,130,000	2,139,319
7.75% 9/1/20 (b)		17,025,000	17,110,125
7.75% 9/1/21 (b)		34,213,000	35,359,136
7.75% 9/1/22 (b)		9,514,000	9,918,345
7.75% 9/1/23 (b)		740,000	775,150
7.75% 9/1/24 (b)		3,644,000	3,798,870
7.75% 9/1/26 (b)		2,745,000	2,861,663
7.75% 9/1/27 (b)		1,744,000	1,814,305
9.75% 11/1/28 (b)		1,210,000	1,382,425

TOTAL UKRAINE			75,159,338

United Arab Emirates - 0.3%
Emirate of Abu Dhabi:
3.125% 9/30/49 (b)		2,802,000	2,917,583
3.875% 4/16/50 (b)		705,000	831,019

TOTAL UNITED ARAB EMIRATES			3,748,602

United States of America - 5.0%
U.S. Treasury Notes:
0.375% 4/30/25		8,466,000	8,504,362
2% 11/15/26		54,547,000	59,897,273

TOTAL UNITED STATES OF AMERICA			68,401,635

Uzbekistan - 0.1%
Republic of Uzbekistan 4.75% 2/20/24 (b)		885,000	930,080
Venezuela - 0.2%
Venezuelan Republic:
9.25% 9/15/27 (d)		27,915,000	1,674,900
11.95% 8/5/31 (Reg. S) (d)		17,015,000	1,020,900
12.75% 8/23/22 (d)		3,625,000	217,500

TOTAL VENEZUELA			2,913,300

Vietnam - 0.9%
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.810% 2.625% 3/13/28 (c)(e)		425,000	381,507
5.5% 3/12/28		11,977,500	11,895,155

TOTAL VIETNAM			12,276,662

TOTAL GOVERNMENT OBLIGATIONS
(Cost $858,731,153)			801,791,383

Preferred Securities - 1.9%
Cayman Islands - 1.2%
Banco Do Brasil SA:
6.25% (b)(c)(f)		1,650,000	1,468,746
8.5% (b)(c)(f)		1,225,000	1,256,202
Banco Mercantil del Norte SA 7.625% (b)(c)(f)		1,285,000	1,248,294
Cosan Overseas Ltd. 8.25% (f)		11,040,000	11,198,325
Odebrecht Finance Ltd. 7.5% (b)(d)(f)		11,015,000	623,036

TOTAL CAYMAN ISLANDS			15,794,603

Ireland - 0.7%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(f)		4,735,000	4,831,680
Tinkoff Credit Systems 9.25% (Reg. S) (c)(f)		4,530,000	4,606,259

TOTAL IRELAND			9,437,939

TOTAL PREFERRED SECURITIES
(Cost $31,014,793)			25,232,542
		Shares	Value

Money Market Funds - 8.2%
Fidelity Cash Central Fund 0.12% (g)
(Cost $111,635,723)		111,617,964	111,640,287
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $1,478,627,650)			1,351,790,894
NET OTHER ASSETS (LIABILITIES) - 1.1%			15,533,583
NET ASSETS - 100%			$1,367,324,477

Currency Abbreviations

MXN – Mexican peso

PEN – Peruvian new sol

RUB – Russian ruble

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $756,213,493 or 55.3% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$432,036
Total	$432,036

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$413,126,682	$--	$413,126,682	$--
Government Obligations	801,791,383	--	801,791,383	--
Preferred Securities	25,232,542	--	25,232,542	--
Money Market Funds	111,640,287	111,640,287	--	--
Total Investments in Securities:	$1,351,790,894	$111,640,287	$1,240,150,607	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	5.0%
AAA,AA,A	7.9%
BBB	9.2%
BB	19.0%
B	28.0%
CCC,CC,C	12.2%
D	0.1%
Not Rated	9.3%
Short-Term Investments and Net Other Assets	9.3%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,366,991,927)	$1,240,150,607
Fidelity Central Funds (cost $111,635,723)	111,640,287
Total Investment in Securities (cost $1,478,627,650)		$1,351,790,894
Foreign currency held at value (cost $938)		937
Receivable for investments sold		3,952,332
Receivable for fund shares sold		216,884
Dividends receivable		53,365
Interest receivable		26,840,065
Distributions receivable from Fidelity Central Funds		11,400
Other receivables		100
Total assets		1,382,865,977
Liabilities
Payable to custodian bank	$156,440
Payable for investments purchased	14,142,530
Payable for fund shares redeemed	1,226,311
Other payables and accrued expenses	16,219
Total liabilities		15,541,500
Net Assets		$1,367,324,477
Net Assets consist of:
Paid in capital		$1,531,628,338
Total accumulated earnings (loss)		(164,303,861)
Net Assets		$1,367,324,477
Net Asset Value, offering price and redemption price per share ($1,367,324,477 ÷ 152,479,783 shares)		$8.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends		$1,034,591
Interest		42,371,208
Income from Fidelity Central Funds		432,036
Income before foreign taxes withheld		43,837,835
Less foreign taxes withheld		6,671
Total income		43,844,506
Expenses
Custodian fees and expenses	$15,755
Independent trustees' fees and expenses	4,368
Legal	2,431
Miscellaneous	2,546
Total expenses before reductions	25,100
Expense reductions	(6,567)
Total expenses after reductions		18,533
Net investment income (loss)		43,825,973
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(26,805,514)
Fidelity Central Funds	2,499
Foreign currency transactions	(105,576)
Total net realized gain (loss)		(26,908,591)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(76,370,561)
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	(8,098)
Total change in net unrealized appreciation (depreciation)		(76,378,660)
Net gain (loss)		(103,287,251)
Net increase (decrease) in net assets resulting from operations		$(59,461,278)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$43,825,973	$85,316,357
Net realized gain (loss)	(26,908,591)	1,500,190
Change in net unrealized appreciation (depreciation)	(76,378,660)	46,630,499
Net increase (decrease) in net assets resulting from operations	(59,461,278)	133,447,046
Distributions to shareholders	(38,155,625)	(79,637,674)
Share transactions
Proceeds from sales of shares	59,220,415	270,395,401
Reinvestment of distributions	38,155,625	79,500,514
Cost of shares redeemed	(96,375,930)	(193,767,304)
Net increase (decrease) in net assets resulting from share transactions	1,000,110	156,128,611
Total increase (decrease) in net assets	(96,616,793)	209,937,983
Net Assets
Beginning of period	1,463,941,270	1,254,003,287
End of period	$1,367,324,477	$1,463,941,270
Other Information
Shares
Sold	6,919,251	28,479,446
Issued in reinvestment of distributions	4,322,827	8,334,714
Redeemed	(11,307,708)	(20,308,378)
Net increase (decrease)	(65,630)	16,505,782

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Emerging Markets Debt Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.60	$9.22	$10.25	$9.96	$9.16	$9.61
Income from Investment Operations
Net investment income (loss)A	.287	.604	.576	.672	.693	.698
Net realized and unrealized gain (loss)	(.667)	.341	(1.045)	.369	.719	(.546)
Total from investment operations	(.380)	.945	(.469)	1.041	1.412	.152
Distributions from net investment income	(.250)	(.565)	(.561)	(.709)	(.612)	(.602)
Distributions from net realized gain	–	–	–	(.042)	–	–
Total distributions	(.250)	(.565)	(.561)	(.751)	(.612)	(.602)
Net asset value, end of period	$8.97	$9.60	$9.22	$10.25	$9.96	$9.16
Total ReturnB,C	(3.88)%	10.46%	(4.66)%	10.66%	15.70%	1.51%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %G	- %G	.32%	.82%	.82%
Expenses net of fee waivers, if any	- %F,G	- %G	- %G	.32%	.81%	.82%
Expenses net of all reductions	- %F,G	- %G	- %G	.32%	.81%	.82%
Net investment income (loss)	6.49%F	6.35%	5.95%	6.53%	7.07%	7.29%
Supplemental Data
Net assets, end of period (000 omitted)	$1,367,324	$1,463,941	$1,254,003	$1,366,805	$529,354	$481,040
Portfolio turnover rateH	64%F	61%I	43%	57%	47%	41%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

Fidelity Series Emerging Markets Debt Fund (the Fund) is a non-diversified fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$57,175,714
Gross unrealized depreciation	(173,259,166)
Net unrealized appreciation (depreciation)	$(116,083,452)
Tax cost	$1,467,874,346

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,241,566)
Long-term	(22,836,238)
Total capital loss carryforward	$(24,077,804)

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Emerging Markets Debt Fund	356,690,866	354,670,216

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund received investments in exchange for shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. For additional information of the in-kind transactions, please refer to the Fund's prior annual shareholder report.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Series Emerging Markets Debt Fund	$1,751

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $6,567.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Actual	- %-C	$1,000.00	$961.20	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C Amount represents less than .005%

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Emerging Markets Debt Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR undertakes to pay all operating expenses of the fund with certain exceptions.

In connection with the renewal of the Advisory Contracts, the Board also approved amendments to the management contract for the fund to clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program. The Board considered that the amendments would not change the services provided to the fund or the party responsible for making such payments under the current management contract.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.014% through April 30, 2022.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	16,472,355,224.707	98.191
Withheld	303,479,718.593	1.809
TOTAL	16,775,834,943.300	100.000
Donald F. Donahue
Affirmative	16,468,956,948.310	98.171
Withheld	306,877,994.990	1.829
TOTAL	16,775,834,943.300	100.000
Bettina Doulton
Affirmative	16,464,248,028.859	98.143
Withheld	311,586,914.440	1.857
TOTAL	16,775,834,943.300	100.000
Vicki L. Fuller
Affirmative	16,478,525,021.984	98.228
Withheld	297,309,921.315	1.772
TOTAL	16,775,834,943.300	100.000
Patricia L. Kampling
Affirmative	16,439,684,457.400	97.996
Withheld	336,150,485.900	2.004
TOTAL	16,775,834,943.300	100.000
Alan J. Lacy
Affirmative	16,412,329,233.918	97.833
Withheld	363,505,709.381	2.167
TOTAL	16,775,834,943.300	100.000
Ned C. Lautenbach
Affirmative	16,404,122,470.961	97.784
Withheld	371,712,472.339	2.216
TOTAL	16,775,834,943.300	100.000
Robert A. Lawrence
Affirmative	16,427,939,960.409	97.926
Withheld	347,894,982.890	2.074
TOTAL	16,775,834,943.300	100.000
Joseph Mauriello
Affirmative	16,416,374,561.038	97.857
Withheld	359,460,382.261	2.143
TOTAL	16,775,834,943.300	100.000
Cornelia M. Small
Affirmative	16,433,661,213.198	97.960
Withheld	342,173,730.101	2.040
TOTAL	16,775,834,943.300	100.000
Garnett A. Smith
Affirmative	16,423,425,367.640	97.899
Withheld	352,409,575.660	2.101
TOTAL	16,775,834,943.300	100.000
David M. Thomas
Affirmative	16,438,311,280.023	97.988
Withheld	337,523,663.277	2.012
TOTAL	16,775,834,943.300	100.000
Susan Tomasky
Affirmative	16,453,903,290.163	98.081
Withheld	321,931,653.136	1.919
TOTAL	16,775,834,943.300	100.000
Michael E. Wiley
Affirmative	16,433,445,237.257	97.959
Withheld	342,389,706.042	2.041
TOTAL	16,775,834,943.300	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	1,250,227,619.902	100.00
Against	0.00	0.00
Abstain	0.00	0.00
Broker Non-Vote	0.00	0.00
TOTAL	1,250,227,619.902	100.000
Proposal 1 reflects trust wide proposal and voting results.

SED-SANN-0820
1.924253.109

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hastings Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 20, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 20, 2020